UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

(Exact name of registrant as specified in charter)

604 McKnight Park Dr.

Pittsburgh, PA 15237

(Address of principal executive offices)

 (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Dr.

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Staar International Fund

EUROPACIFIC GROWTH FD - CL A

Ticker Symbol:AEPGX	Cusip Number:298706102
Record Date: 8/28/2009	Meeting Date: 11/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
04	To approve a policy allowing capital research and management company (CRMC) to appoint subsidiary advisers.	For	Issuer	For	With
05	To approve amendments to the funds' investment advisory and service agreements with CRMC.	For	Issuer	For	With
06	To approve a form of subsidiary agreement and appointment of the subsidiary advisers for the funds.	For	Issuer	For	With
08	To consider a proposal submitted by shareholders of certain funds, all as more fully described in the proxy statement.	Against	Stockholder	Against	With
1Y (1-11)	Director: Allison, Chang,Despres, Donatiello, Jr., Fox, Itoh, Kawaja, Kling, McDonald, Miller, Ovi	For	Issuer	For	With
2	To approve an agreement and plan of reorganization that provides for the reorganization of each fund.	For	Issuer	For	With
3 (A-F, I)	To update the funds' fundamental investment policies regarding: borrowing; issuance of senior securities; underwriting; investments in real estate or commodities; lending; industry concentration; approving the elimination of certain policies	For	Issuer	For	With

EUROPACIFIC GROWTH FUND - CL F1

Ticker Symbol:AEGFX	Cusip Number:298706409
Record Date: 8/28/2009	Meeting Date: 11/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	To approve an agreement and plan of reorganization that provides for the reorganization of each fund.	For	Issuer	For	With
04	To approve a policy allowing capital research and management company (CRMC) to appoint subsidiary advisers.	For	Issuer	For	With
05	To approve amendments to the funds' investment advisory and service agreements with CRMC.	For	Issuer	For	With
06	To approve a form of subsidiary agreement and appointment of the subsidiary advisers for the funds.	For	Issuer	For	With
08	To consider a proposal submitted by shareholders of certain funds, all as more fully described in the proxy statement.	Against	Stockholder	Against	With
1 (1-11)	Director Allison, Chang,Despres, Donatiello, Jr., Fox, Itoh, Kawaja, Kling, McDonald, Miller, Ovi	For	Issuer	For	With
3 (A-F, I)	To update the funds' fundamental investment policies regarding: borrowing; issuance of senior securities; underwriting; investments in real estate or commodities; lending; industry concentration; approving the elimination of certain policies.	For	Issuer	For	With

SPDR S&P EMERGING ASIA PACIFIC ETF

Ticker Symbol:GMF	Cusip Number:78463X301
Record Date: 1/6/2010	Meeting Date: 4/26/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01 (1-6)	Director (1-6): Nesvet, Kelly, Boatman, Churchill, Verboncoeur, Ross	For	Issuer	For	With
3	To approve a """"Manager of Manager's"""" structure for all SPDR Funds.	For	Issuer	For	With
4 (A-G)	Update and standardize the SPDR Funds fundamental policies regarding: purchasing and selling real estate; issuing senior securities and borrowing money; making loans; purchasing and selling commodities; concentrating investments in a particular industry or group of industries; underwriting activities; eliminating outdated fundamental investment policies not required by law.	For	Issuer	For	With

* Management Recommended Vote
Staar Larger Company Stock Fund

3COM

Ticker Symbol:COMS	Cusip Number:885535IAH
Record Date: 7/27/2009	Meeting Date: 9/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Director 1. Kathleen A Cote 2. David H.Y. Ho 3. Robert Y.L. Mao 4. J. Donald Sherman 5. Dominique Trempont	For	Issuer	For	With
02	Amending and restating the certification of incorporation.	For	Issuer	For	With
03	Ratifying the appointment of Deloitte and Touche LLP as the company's independent public accountants for the fiscal year ending May 2010.	For	Issuer	For	With

ANADARKO PETROLEUM CORPORATION

Ticker Symbol:APC	Cusip Number:032511107
Record Date: 3/23/2010	Meeting Date: 5/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	Ratification of appointment of KPMG, LLC as independent auditors.	For	Issuer	For	With
03	Stockholder proposal - amendment to non-discrimination policy.	Against	Stockholder	Against	With
04	Stockholder proposal - amendment to by-laws: reimbursement of proxy expenses.	Against	Stockholder	Against	With
1 (A-C)	Election of director: Eberhart, Geren III, Hackett	For	Issuer	For	With

E TRADE FINANCIAL CORPORATION

Ticker Symbol:ETFC	Cusip Number:269246BNY
Record Date: 6/26/2009	Meeting Date: 8/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	To amend article fourth of the company's restated certificate of incorporation to increase the number of authorized shares of common stock....	For	Issuer	For	With
02	To approve under the applicable provisions of Nasdaq marketoplace rule 5635 the issuance of class A senior convertible debentures due 2019 and class B senior convertible debentures...	For	Issuer	For	With
03	To approve under the applicable provisions of Nasdaq marketoplace rule 56535 the potential issuance of common stock, or securities convertible into or exchangeable or exercisable for common stock	For	Issuer	For	With
04	To grant management the authority to adjourn, postpone, or continue the special meeting.	For	Issuer	For	With
05	Non-binding resolution to retain the company's stockholder rights plan until its scheduled expiration on July 9, 2011.	For	Issuer	For	With

EMC CORPORATION

Ticker Symbol:EMC	Cusip Number:268648102
Record Date: 2/23/2010	Meeting Date: 4/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1. A-K	Election of directors (A-K)	For	Issuer	For	With
2	To ratify the selection by the audit committee of Pricewaterhouse LLP and EMCs independent auditors.	For	Issuer	For	With
3	To act upon a shareholder proposal relating to special shareholder meetings.	Against	Stockholder	Against	With
4	To act upon a shareholder proposal relating to an advisory vote on executive compensation.	Against	Stockholder	Against	With

FUNDAMENTAL INVESTORS - CL A

Ticker Symbol:ANCFX	Cusip Number:360802102
Record Date: 8/28/2009	Meeting Date: 11/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	To approve an agreement and plan of reorganization that provides for the reorganization of each fund.	For	Issuer	For	With
04	To approve a policy allowing capital research and management company (CRMC) to appoint subsidiary advisers.	For	Issuer	For	With
05	To approve amendments to the funds' investment advisory and service agreements with CRMC.	For	Issuer	For	With
06	To approve a form of subsidiary agreement and appointment of the subsidiary advisers for the funds.	For	Issuer	For	With
08	To consider a proposal submitted by shareholders of certain funds, all as more fully described in the proxy statement.	Against	Stockholder	Against	With
1Z	Director: Badie, Berenato, Bryson, Denison, Dolan, Fox, Freund, Jones, Kling, McDonald, Perry, Rothenberg, Stone	For	Issuer	For	With
3 (A-F,I)	To update the funds' fundamental investment policies regarding: borrowing; issuance of senior securities; underwriting; investments in real estate or commodities; lending; industry concentration; approving the elimination of certain policies.	For	Issuer	For	With

GROWTH FUND OF AMERICA - CL A

Ticker Symbol:AGTHX	Cusip Number:399874106
Record Date: 8/28/2009	Meeting Date: 11/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	To approve an agreement and plan of reorganization that provides for the reorganization of each fund.	For	Issuer	For	With
04	To approve a policy allowing capital research and management company (CRMC) to appoint subsidiary advisers.	For	Issuer	For	With
05	To approve amendments to the funds' investment advisory and service agreements with CRMC.	For	Issuer	For	With
06	To approve a form of subsidiary agreement and appointment of the subsidiary advisers for the funds.	For	Issuer	For	With
08	To consider a proposal submitted by shareholders of certain funds, all as more fully described in the proxy statement.	Against	Stockholder	Against	With
1AA (1-13)	Director: Badie, Berenato, Bryson, Denison, Dolan, Fox, Freund, Jones, Kling, McDonald, Perry, Rothenberg, Stone	For	Issuer	For	With
3 (A-F,I)	To update the funds' fundamental investment policies regarding: borrowing; issuance of senior securities; underwriting; investments in real estate or commodities; lending; industry concentration; approving the elimination of certain policies.	For	Issuer	For	With

GROWTH FUND OF AMERICA- CLASS B

Ticker Symbol:AGRBX	Cusip Number:399874205
Record Date: 8/28/2009	Meeting Date: 11/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	To approve an agreement and plan of reorganization that provides for the reorganization of each fund.	For	Issuer	For	With
04	To approve a policy allowing capital research and management company (CRMC) to appoint subsidiary advisers.	For	Issuer	For	With
05	To approve amendments to the funds' investment advisory and service agreements with CRMC.	For	Issuer	For	With
06	To approve a form of subsidiary agreement and appointment of subsidiary advisers for the funds.	For	Issuer	For	With
08	To consider a proposal submitted by shareholders of certain funds, all as more fully described in the proxy statement.	Against	Stockholder	Against	With
1AA (1-13)	Director: Badie, Berenato, Bryson, Denison, Dolan, Fox, Freund, Jones, Kling, McDonald, Perry, Rothenberg, Stone	For	Issuer	For	With
3 (A-F,I)	To update the Funds' fundamental investment policies regarding: borrowing; issuance of senior securities; underwriting; investments in real estate or commodities; lending; industry concentration; approving the elimination of certain policies.	For	Issuer	For	With

PENGROWTH ENERGY TRUST

Ticker Symbol:PGH	Cusip Number:706902509
Record Date: 4/6/2010	Meeting Date: 5/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Appointment of KPMG LLP as auditors of the corporation for the ensuing year and authorizing the directors to fix their remuneration.	For	Issuer	For	With
02 (1-8)	Director: Evans, Zoazirny, Cumming, Foo, McFarland, Parrett, Poole, Stewart.	For	Issuer	For	With
03	In respect of the ordinary resolution, the full text of which is set out in the accompanying management information circular, to:(I) approve amendments to the trust's security based compensation arrangements to fix the maximum number of trust units reserved for issuance in connection therewith at five percent of the trust units issued and outstanding and to provide for consistent change of control provisions; and (II) to approve the adoption of a new long term incepntive plan, to be implemented upon the conversion of the trust into a dividend paying corporation, as more particularly described in the circular.	For	Issuer	For	With
04	In respect or the extraordinary resolution, the full text of which is set out in the circular, to approve and enact amended and restated by-laws of the corporation.	For	Issuer	For	With

SYMANTEC CORP

Ticker Symbol:SYMC	Cusip Number:871503IAH
Record Date: 7/27/2009	Meeting Date: 9/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Director 1. Brown 2. Coleman 3. Dangeard 4. Laybourne 5. Mahoney 6. Miller 7. Salem 8. Schulman 9. Thompson 10. Unruh	For	Issuer	For	With
02	To ratify the selection of KPMG LLP as symantec's independent registered public accounting firm for the 2010 fiscal year.	For	Issuer	For	With
03	To consider and vote upon a stockholder proposal regarding special stockholder meetings, if properly presented at the meeting.	Against	Issuer	Against	With

TIME WARNER, INC.

Ticker Symbol:TWX	Cusip Number:887317BNY
Record Date: 3/26/2010	Meeting Date: 5/21/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	Ratification of appointment of independent auditors.	For	Issuer	For	With
03	Company proposal to approve the Time Warner, Inc. 2010 stock incentive plan.	For	Issuer	For	With
04	Compnay proposal to approve an amendment to the company's by-laws to provide that holders of at least 15% of the combined voting power of the company's outstanding capital stock may request a special meeting of stockholders.	For	Issuer	For	With
05	Stockholder proposal regarding simple majority vote.	Against	Stockholder	Against	With
06	Stockholder proposal regarding equity retention policy.	Against	Stockholder	Against	With
07	Stockholder proposal regarding advisory resolution to ratify compensation of named executive officers.	Against	Stockholder	Against	With
1 (A-L)	Election of director: Barksdale, Barr, Bewkes, Bollenbach, Caufield, Clark, Dopfner, Einhorn, Hassan, Miles, Novak, Wright	For	Issuer	For	With

WALGREEN CO.

Ticker Symbol:WAG	Cusip Number:931422109
Record Date: 11/16/2009	Meeting Date: 1/13/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01 (1-9)	Director: Davis, Foote, Frissora, McNally, Schlichting, Schwartz, Silva, Skinner, Wasson	For	Issuer	For	With
02	Ratify the appointment of Deloitte & Touche LLP as Walgreen Co.'s independent registered public accounting firm.	For	Issuer	For	With
03	Amend and restate the Walgreen Co. executive stock option plan.	Against	Issuer	For	Against
04	Shareholder proposal on a policy to change each voting requirement in Walgreen Co.'s charter and by-laws to simple majority vote.	Against	Stockholder	Against	With
05	Shareholder proposal on a policy that a significant portion of future stock option grants to senior executives should be performance-based.	Against	Stockholder	Against	With
06	Shareholder proposal on a written report on charitable donations.	Against	Stockholder	Against	With

* Management Recommended Vote
Staar Smaller Company Stock Fund

COLUMBIA ACORN FUND Z

Ticker Symbol:ACRNX	Cusip Number:197199409
Record Date: 3/19/2010	Meeting Date: 5/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-11)	To approve the proposed investment advisory agreement with Columbia Wanger Asset Management, L.P.	For	Issuer	For	With
2 (1-11)	Election of Trustees to the Board: Born, Collins, Culhane, Eisen, Heaton, Kaplan, Kleinman, Muchin, Small, Star, McQuaid.	For	Issuer	For	With

NETFLIX, INC.

Ticker Symbol:NFLX	Cusip Number:64110L106
Record Date: 3/23/2010	Meeting Date: 5/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
011	Director 1) Haley, 2) Stanger	For	Issuer	For	With
02	To ratify the appointment of KPMG, LLP as the company's independent registered public accounting firm for the year ending December 31, 201	For	Issuer	For	With
03	To approve the company's amended and restated 2002 employee stock purchase plan.	For	Issuer	For	With

REALNETWORKS, INC.

Ticker Symbol:RNWK	Cusip Number:75605LBNY
Record Date: 7/23/2009	Meeting Date: 9/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Director 1) John Chapple 2) Robert Glaser 3) Pradeep Jotwani	For	Issuer	For	With
02	To Approve Amendments to the Realnetworks, Inc 2005 stock incentive plan, as amended and restated, the REALNETWORKS, Inc 2000 stock option plan.....	For	Issuer	For	With
03	Ratification of KPMG LLP as Independent Registered Public accounting Firm.	For	Issuer	For	With

* Management Recommended Vote
Staar Alternative Categories Fund

ADAPTEC, INC

Ticker Symbol:ADPT	Cusip Number:00651FIAH
Record Date: 9/14/2009	Meeting Date: 11/10/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	To ratify the appointment of PriceWaterHouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2010.	For	Issuer	For	With
1 A-G	Election of director: Hansen, Howard, Kennedy, Nikl, Sundaresh, Houweling, Ventkatesh	For	Issuer	For	With

AMAZON.COM, INC.

Ticker Symbol:AMZN	Cusip Number:023135BNY
Record Date: 3/29/2010	Meeting Date: 5/25/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	Ratification of the appointment of Ernst & Young LLP as independent auditors.	For	Issuer	For	With
03	Shareholder proposal calling for the company to make certain disclosures regarding corporate political contributions.	For	Stockholder	Against	Against
1 (A-G)	Election of director: Bezos, Alberg, Brown, Gordon, Monie, Ryder, Stonesifer	For	Issuer	For	With

ANADARKO PETROLEUM CORPORATION

Ticker Symbol:APC	Cusip Number:032511107
Record Date: 3/23/2010	Meeting Date: 5/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	Ratification of appointment of KPMG, LLP as independent auditors.	For	Issuer	For	With
03	Stockholder proposal - amendment to non-discrimination policy.	Against	Stockholder	Against	With
04	Stockholder proposal - amendment to by-laws: reimbursement of proxy expenses.	Against	Stockholder	Against	With
1 (A-C)	Election of Director: Eberhart, Geren III, Hackett	For	Issuer	For	With

AOL INC

Ticker Symbol:AOL	Cusip Number:00184XBNY
Record Date: 3/4/2010	Meeting Date: 4/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-J	Election of Directors (A-J): Armstrong, Dalzell, Dykstra, Hambrecht, Lyne, Mitchell, Reynolds, Stengel, Wiatt	For	Issuer	For	With
2	Ratification of appointment of Ernst and Young LLP as our independent auditors for 2010	For	Issuer	For	With
3	Approval of amended and restated AOL Inc 2010 stock incentive plan.	For	Issuer	For	With
4	Approval of amended and restated AOL Inc annual incentive plan for executive officers.	For	Issuer	For	With

CAPITAL WORLD GROWTH & INCOME - A

Ticker Symbol:CWGIX	Cusip Number:140543109
Record Date: 8/28/2009	Meeting Date: 11/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	To approve an agreement and plan of reorganization that provides for the reorganization of each fund.	For	Issuer	For	With
04	To approve a policy allowing capital research and management company (CRMC) to appoint subsidiary advisers.	For	Issuer	For	With
05	To approve amendments to the funds' investment advisory and service agreements with CRMC.	For	Issuer	For	With
06	To approve a form of subsidiary agreement and appointment of the subsidiary advisers for the funds.	For	Issuer	For	With
08	To consider a proposal submitted by shareholders of certain funds, all as more fully described in the proxy statement.	Against	Stockholder	Against	With
1X (1-15)	Director: Berenato, Denning, Denison,Despres, Dolan, Hooper, Itoh, Janow, Jones, Kauppila, Neale, O'Neill, Powers, Stone, Upham	For	Issuer	For	With
3 (A-F,I)	To update the funds' fundamental investment policies regarding: borrowing; issuance of senior securities; underwriting; investments in real estate or commodities; lending; industry concentration; approving the elimination of certain policies	For	Issuer	For	With

E TRADE FINANCIAL CORP.

Ticker Symbol:ETFC	Cusip Number:269246BNY
Record Date: 3/15/2010	Meeting Date: 5/13/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	To authorize the board of directors to file an amended and restated certificate of incorporation to effect a reverse stock split of the outstanding shares of common stock of the company, at a specified ratio of 1 for 10.	For	Issuer	For	With
02	To approve changes to the company's 2005 equity incentive plan, including increasing share authorization by 125 million shares (subject to adjustment to 12.5 million shares if proposal 2 is adopted and implemented).	Against	Issuer	For	Against
04	To ratify the selection of Deloitte and Touche, LLP as independent registered public accounting firm for the company for 2010.	For	Issuer	For	With
1 (A-E)	Election of Director: Fisher, Freidberg, Griffin, Velli, Weaver	For	Issuer	For	With

E TRADE FINANCIAL CORPORATION

Ticker Symbol:ETFC	Cusip Number:269246BNY
Record Date: 6/26/2009	Meeting Date: 8/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	To amend article fourth of the company's restated certificate of incorporation to increase the number of authorized shares of common stock....	For	Issuer	For	With
02	To approve under the applicable provisions of Nasdaq marketoplace rule 56535 the issuance of class A senior convertible debentures due 2019 and class B senior convertible debentures...	For	Issuer	For	With
03	To approve under the applicable provisions of Nasdaq marketoplace rule 5635 the potential issuance of common stock, or securities convertible into or exchangeable or exercisable for common stock...	For	Issuer	For	With
04	To grant management the authority to adjourn, postpone, or continue the special meeting.	For	Issuer	For	With
05	Non-binding resolution to retain the company's stockholder rights plan until its scheduled expiration on July 9, 2011.	Abstained	Issuer	N/A	N/A

EARTHLINK, INC

Ticker Symbol:ELNK	Cusip Number:270321BNY
Record Date: 3/15/2010	Meeting Date: 5/4/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Directors (1-3): Bowick, Jones, Koretz	For	Issuer	For	With
02	Ratification of the appointment of Ernst & Young LLP by the audit committee of the board of directors to serve as eathlink's independent registered public accountanting firm for the fiscal year ending December 31, 2010.	For	Issuer	For	With
03	Stockholder proposal regarding a report on Earthlink's internet principles.	Against	Stockholder	Against	With

EBAY INC

Ticker Symbol:EBAY	Cusip Number:278642BNY
Record Date: 3/4/2010	Meeting Date: 4/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 A-C	Election of Directors (A-C): Moffett, Schlosberg,III, Tierney	For	Issuer	For	With
2	To approve the amendment and reinstatement of our EBAY incentive plan, including to satisfy the requirements of section 162(M) of the Internal Revenue Code.	For	Issuer	For	With
3	To approve the amendment and reinstatement of our 2008 equity incentive award plan, including an amendment to increase the aggregate number of shares authorized for issuance under the plan by 20 million shares.	For	Issuer	Against	Against
4	To ratify the appointment of Pricewaterhousecoopers LLP as our independent auditors for our fiscal year ending December 31, 2010.	For	Issuer	For	With

EMC CORPORATION

Ticker Symbol:EMC	Cusip Number:268648102
Record Date: 2/23/2010	Meeting Date: 4/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-K	Election of Directors (A-K): Brown, Cowen, Cronin, Deegan, Distasio, Egan, Kelly, Priem, Sagan, Strohm, Tucci	For	Issuer	For	With
2	To ratify the selection by the audit committee of Price Waterhouse LLP as EMCs independent auditors.	For	Issuer	For	With
3	To act upon a shareholder proposal relating to special shareholder meetings.	Against	Stockholder	Against	With
4	To act upon a shareholder proposal relating to an advisory vote on executive compensation.	Against	Stockholder	Against	With

ICU MEDICAL, INC.

Ticker Symbol:ICUI	Cusip Number:44930G107
Record Date: 3/22/2010	Meeting Date: 5/14/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director: 1. Lopez, M.D. 2. Swinney, M.D.	For	Issuer	For	With
2	Proposal to ratify selection of Deloitte & Touche LLP as auditors for the company.	For	Issuer	For	With
3	Proposal to approve amendment and restatement of 2003 stock option plan.	For	Issuer	For	With

ISHARES MSCI AUSTRALIA INDEX FUND

Ticker Symbol:EWA	Cusip Number:464286103
Record Date: 8/25/2009	Meeting Date: 11/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	To approve a new investment advisory agreement between each company, on behalf of each of its funds, and Barclays Global Fund Advisors.	For	Issuer	For	With
02	To approve a change in the classification of the fund's investment objective from a fundamental investment policy to a non-fundamental investment policy.	For	Issuer	For	With

ISHARES MSCI CHILE INVEST MKT IND

Ticker Symbol:ECH	Cusip Number:464286640
Record Date: 8/25/2009	Meeting Date: 11/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	To approve a new investment advisory agreement between each company, on behalf of each of its funds, and Barclays Global Fund Advisors.	For	Issuer	For	With

ISHARES S&P GLOBAL HEALTHCARE SEC

Ticker Symbol:IXJ	Cusip Number:464287325
Record Date: 8/25/2009	Meeting Date: 11/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	To approve a new investment advisory agreement between each company, on behalf of each of its funds, and Barclays Global Fund Advisors.	For	Issuer	For	With
02	To approve a change in the classification of the Fund's investment objective froma fundamental investment policy to a non-fundamental investment policy.	For	Issuer	For	With

MCAFEE, INC.

Ticker Symbol:MFE	Cusip Number:579064BNY
Record Date: 4/27/2010	Meeting Date: 6/17/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	Approval of our 2010 Equity Incentive Plan.	For	Issuer	For	With
03	Approval of our 2010 Director Equity Plan.	Against	Issuer	For	Against
04	To ratify the appointment of Deloitte & Touche LLP as our independent public accountants for the year ending December 31, 2010.	For	Issuer	For	With
1 (A-C)	Election of Director: Darcy, O'Leary, Pangia,	For	Issuer	For	With

MODUSLINK GLOBAL SOLUTIONS, INC.

Ticker Symbol:MLNK	Cusip Number:60786LBNY
Record Date: 10/12/2009	Meeting Date: 11/9/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01 (1-3)	Director: Jules, Lawler, Mardy	For	Issuer	For	With
02	To amend the company's amended and restated 1995 employee stock purchase plan to increase the number of shares of common stock of the company reserved thereunder from 300,000 to 600,000.	For	Issuer	For	With
03	To ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for the current fiscal year.	For	Issuer	For	With

NETAPP, INC

Ticker Symbol:NTAP	Cusip Number:64110DIAH
Record Date: 8/17/2009	Meeting Date: 10/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1. (1-9)	Director (1-9): Warmenhoven, Valentine, Allen, Earhart, Georgens, Leslie, Moore, Shaheen, Wall	For	Issuer	For	With
2	To approve an amendment to the 1999 stock option plan to modify the number of shares of the company common stock (shares) that may be issued pursuant to awards under the stock issuance and performance share and performance unit programs.	For	Issuer	Against	Against
3	To approve an amendment to the automatic option grant program contained To approve an amendment to the in the 1999 stock option plan so that a nonemployee director may elect to receive his or her automatic equity grants in the form of all stock options or in a combination of stock options and restricted stock units.	For	Issuer	Against	Against
4	To approve an amendment to the employee stock purchase plan to increase the share reserve under the purchase plan.	For	Issuer	For	With
5	Approve an amendment and restatement of executive compensation plan to provide the plan administrator with discretion to determine the length of any performance period.	For	Issuer	For	With
6	To ratify the appointment of Deloitte and Touche LLP as our independent auditors of the company for the fiscal year ending April 30, 2010	For	Issuer	For	With

PRICELINE.COM, INC.

Ticker Symbol:PCLN	Cusip Number:741503BNY
Record Date: 4/14/2010	Meeting Date: 6/2/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-8)	Director: Boyd, Bahna, Barker, Jr., Docter, Epstein, Guyette, Peretsman, Rydin	For	Issuer	For	With
2	To ratify the selection of Deloitte and Touche,LLP as independent registered public accounting firm of the company for our fiscal year ending December 31 2010. The board of directors recommends to vote ""against"" proposal 3.	For	Issuer	For	With
3	To consider and vote upon a stockholder proposal concerning special stockholder meeting.	For	Stockholder	Against	Against

REALNETWORKS, INC

Ticker Symbol:RNWK	Cusip Number:75605LBNY
Record Date: 7/23/2009	Meeting Date: 9/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Director 1) John Chapple 2) Robert Glaser 3) Pradeep Jotwani	For	Issuer	For	With
02	To Approve Amendments to the Realnetworks, Inc 2005 stock incentive plan, as amended and restated, the REALNETWORKS, Inc 2000 stock option plan.....	For	Issuer	For	With
03	Ratification of KPMG LLP as Independent Registered Public accounting Firm.	For	Issuer	For	With

SCHERING-PLOUGH CORPORATION

Ticker Symbol:SGP	Cusip Number:806605101
Record Date: 6/22/2009	Meeting Date: 8/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Approve the agreement and plan of merger dated as of March 8, 2009, by and among Merck and Co.inc...	For	Issuer	For	With
02	Approve any adjournment of the Schering Plough special meeting.	For	Issuer	For	With

SPDR S&P EMERGING ASIA PACIFIC ETF

Ticker Symbol:GMF	Cusip Number:78463X301
Record Date: 1/6/2010	Meeting Date: 4/26/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1. 1-6	Directors 1-6: Nesvet, Kelly, Boatman, Churchill, Verboncoeur, Ross	For	Issuer	For	With
3	To approve a """"Managers or Managers"""" structure for all SPDR Funds	For	Issuer	For	With
4 A-G	Update and standardize the SPDR Funds fundamental policies regarding: purchasing and selling real estate; issuing senior securities and borrowing money; making loans; purchasing and selling commodities; concentrating investments in a particular industry or group of industries; underwriting activities; eliminating outdated fundamental investment policies not required by law.	For	Issuer	For	With

SUN MICROSYSTEMS, INC.

Ticker Symbol:SUNW	Cusip Number:866810IAH
Record Date: 10/20/2009	Meeting Date: 12/17/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	Ratification of the appointment of Ernst & Young LLP as Sun's independent registered public accounting firm for the fiscal year ending June 30, 2010.	For	Issuer	For	With
1 (A-L)	Election of director: McNealy, Barksdale, Bennett, Currie, Finocchio,Jr., Greene,Jr., Marks, Merchant, Mitchell, Oshman, Ridder, Schwartz.	For	Issuer	For	With

SYCAMORE NETWORKS, INC.

Ticker Symbol:SCMR	Cusip Number:871206IAH
Record Date: 11/9/2009	Meeting Date: 1/5/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-2)	Director: Donahue, Gerdelman	For	Issuer	For	With
2	To ratify the selection of the firm of PriceWaterhouseCoopers LLP as Sycamore's independent registered public accounting firm for the fiscal year ending July 31, 2010.	For	Issuer	For	With

UNITED-GUARDIAN, INC.

Ticker Symbol:UG	Cusip Number:910571108
Record Date: 3/26/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01 (1-7)	Director: H. Globus, Rubinger, K. Globus, Maietta, Dresner, Boccone, Nolan Sr.	For	Issuer	For	With
02	Proposal to ratify the appointment of Holtz Rubenstein Reminick LLP as the independent public accountants of the company for the fiscal year ending December 31, 2010.	For	Issuer	For	With

VANGUARD ENERGY FUND

Ticker Symbol:VGENX	Cusip Number:921908109
Record Date: 4/6/2009	Meeting Date: 7/2/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2A	Aprove update and standardization to fundamental policies regarding purch and sale of real estate	For	Issuer	For	With
2B	Aprove update and standardization to fundamental policies regarding issuing senior securities	For	Issuer	For	With
2C	Aprove update and standardization to fundamental policies regarding borrowing money	For	Issuer	For	With
2D	Aprove update and standardization to fundamental policies regarding making loans	For	Issuer	For	With
2E	Aprove update and standardization to fundamental policies regarding purch and sale of commodities	For	Issuer	For	With
2F	Aprove update and standardization to fundamental policies regarding concentrating investments in a particular industry or group of industries	For	Issuer	For	With
2G	Aprove update and standardization to fundamental policies regarding elimination of outdated fundamental policies not required by law	For	Issuer	For	With

VANGUARD HEALTH CARE INV FUND

Ticker Symbol:VGHCX	Cusip Number:921908307
Record Date: 4/6/2009	Meeting Date: 7/2/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2A-2G	Aprove update and standardization to fundamental policies regarding: purch and sale of real estate, issuing senior securities, borrowing money, making loans, purchase and sale of commodities, concentrating investments in a particular industry or group of industries and elimination of outdated fundamental policies not required by law.	For	Issuer	For	With
3	Shareholder Proposal ""that board institute procedures to prevent holding investments in companies that, in judgement of the baord, substatially contribute to genocide or crimes against humanity...""	For	Issuer	For	Against

WALGREEN CO.

Ticker Symbol:WAG	Cusip Number:931422109
Record Date: 11/16/2009	Meeting Date: 1/13/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01 (1-9)	Director: Davis, Foote, Frissora, McNally, Schlichting, Schwartz, Silva, Skinner, Wasson	For	Issuer	For	With
02	Ratify the appointment of Deloitte & Touche LLP as Walgreen Co.'s independent registered public accounting firm.	For	Issuer	For	With
03	Amend and restate the Walgreen Co. executive stock option plan.	Against	Issuer	For	Against
04	Shareholder proposal on a policy to change each voting requirement in Walgreen Co.'s charter and by-laws to simple majority vote.	Against	Stockholder	Against	With
05	Shareholder proposal on a policy that a significant portion of future stock option grants to senior executives should be performance-based.	Against	Stockholder	Against	With
06	Shareholder proposal on a written report on charitable donations.	Against	Stockholder	Against	With

* Management Recommended Vote
Staar Short-Term Bond Fund

Staar Short-Term Bond Fund Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

Staar General Bond Fund

Staar General Bond Fund Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By /s/J. Andre Weisbrod

* /s/J. Andre Weisbrod

Chairman of the Board of Trustees

By /s/Richard Levkoy

* /s/Richard Levkoy

Trustee, Chairman of the Audit Committee

Date: July 21, 2011

*Print the name and title of each signing officer under his or her signature.